Quarterly Financial Information - Schedule of Balance Sheet (Detail) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Sep. 21, 2020	Jul. 02, 2020
Condensed Balance Sheet Statements, Captions [Line Items]
Total Assets	$ 691,320,350	$ 692,373,510		$ 694,363,065
Liabilities and Shareholders' Equity:
Total current liabilities	580,484	421,572		1,790,393
Deferred legal fees	239,161	239,161
Derivative warrant liabilities	58,119,490	99,938,040		38,257,890
Total liabilities	83,089,135	124,748,773		64,198,283
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption	603,231,210	562,624,730		625,164,780
Shareholders' Equity:
Additional Paid in Capital	28,293,519	68,899,593		6,360,169
Accumulated deficit	(23,296,107)	(63,902,585)		(1,362,540)
Total shareholder's equity	5,000,005	5,000,007		5,000,002	$ 0
Total Liabilities and Shareholders' Equity	691,320,350	692,373,510		694,363,065
Class A Ordinary Shares
Shareholders' Equity:
Common stock, value	868	1,274		648
Total shareholder's equity	868	1,274			0
Class B Ordinary Shares
Shareholders' Equity:
Common stock, value	1,725	1,725		1,725
Total shareholder's equity	$ 1,725	1,725			$ 0
As Previously Reported
Condensed Balance Sheet Statements, Captions [Line Items]
Total Assets		692,373,510	$ 693,957,206	694,363,065
Liabilities and Shareholders' Equity:
Total current liabilities		421,572	1,052,132	1,790,393
Deferred legal fees		239,161	239,161
Deferred underwriting commissions			24,150,000
Total liabilities		24,810,733	25,441,293	25,940,393
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		662,562,770	663,276,660	663,422,670
Shareholders' Equity:
Additional Paid in Capital		5,931,243	5,204,860	5,071,351
Accumulated deficit		(933,235)	(206,850)	(73,340)
Total shareholder's equity		5,000,007	5,000,002	5,000,002
Total Liabilities and Shareholders' Equity		692,373,510	693,717,955	694,363,065
As Previously Reported | Class A Ordinary Shares
Shareholders' Equity:
Common stock, value		274	267	266
As Previously Reported | Class B Ordinary Shares
Shareholders' Equity:
Common stock, value		1,725	1,725	1,725
Restatement Adjustment
Liabilities and Shareholders' Equity:
Derivative warrant liabilities		99,938,040	56,334,070	38,257,890
Total liabilities		99,938,040	56,334,070	38,257,890
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption		(99,938,040)	(56,334,070)	(38,257,890)
Shareholders' Equity:
Additional Paid in Capital		62,968,350	19,364,816	1,288,818
Accumulated deficit		(62,969,350)	(19,365,380)	(1,289,200)
Restatement Adjustment | Class A Ordinary Shares
Shareholders' Equity:
Common stock, value		$ 1,000	564	$ 382
Restatement Adjustment | Class B Ordinary Shares
Shareholders' Equity:
Common stock, value			0
As Restated
Condensed Balance Sheet Statements, Captions [Line Items]
Total Assets			693,957,206
Liabilities and Shareholders' Equity:
Total current liabilities			1,052,132
Deferred underwriting commissions			24,150,000
Derivative warrant liabilities			56,334,070
Total liabilities			81,536,202
Class A ordinary shares, $0.0001 par value; shares subject to possible redemption			606,942,590
Shareholders' Equity:
Additional Paid in Capital			24,569,676
Accumulated deficit			(19,572,230)
Total shareholder's equity			5,000,002
Total Liabilities and Shareholders' Equity			693,478,794
As Restated | Class A Ordinary Shares
Shareholders' Equity:
Common stock, value			831
As Restated | Class B Ordinary Shares
Shareholders' Equity:
Common stock, value			$ 1,725